Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Related Party Transactions
	2010	2011	2012
(1(i)) Charter hire commissions	$1,427,823	$1,119,611	$646,987
(1(ii)) Vessel sale & purchase commissions	418,000	2,091,028	-
Total Allseas commissions	$1,845,823	$3,210,639	$646,987

Included in Vessel operating expenses
(1(v)) Superintendent fees	$292,327	$259,054	$338,826

Included in Dry-docking expenses
(1(v)) Superintendent fees	$120,506	$122,481	$-

Management fees - related party
(1(iii)) Management fees	$3,647,448	$4,022,215	$3,428,548
(2) Legal, accounting and finance fees	418,384	509,869	666,196
(3) Loretto agreement	226,459	248,416	-
Total Management fees	$4,292,291	$4,780,500	$4,094,744

Included in General and administrative expenses
(4) Administrative fees	$31,867	$33,207	$36,085
(7) Executive services agreement	-	$5,193,645	$3,228,438